Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	1,122,970
Maximum Aggregate Offering Price	$ 1
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-272184
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,508.97
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of TrustCo Bank Corp NY (the "Registrant") common stock, par value $1.00 per share (the "Common Stock") being registered hereunder includes such indeterminate number of additional shares of common stock as may become issuable as a result of any stock splits, stock dividends or similar transactions.

Pursuant to Rule 415(a)(6), 1,122,970 shares of Common Stock registered hereunder are unsold securities (the "Unsold Securities") previously registered on the registration statement on Form S-3 (File No. 333-272184), which was originally filed with the Securities and Exchange Commission on May 24, 2023, and declared effective on May 31, 2023 (the "Prior Registration Statement"). The aggregate filing fee paid in connection with such Unsold Securities was $3,508.97 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 415(a)(6) under the Securities Act, (i) the registration fee applicable to the Unsold Securities is being carried forward to this registration statement and will continue to be applied to the Unsold Securities, and (ii) the offering of the Unsold Securities registered on the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.